Loan Receivable and Accrued Interest (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of loan receivable and accrued interest
	As of March 31,
	2022	2021

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Total	$1,581,000	$1,581,000